Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF

July 31, 2022 (unaudited)

	Principal Amount	Value
Long - Term Bonds 97.8%
Corporate Bonds — 90.4%

Consumer Discretionary — 13.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.250%, due 3/15/26	$26,000	$24,162
3.500%, due 2/15/23	37,000	36,989
3.500%, due 3/15/29	42,000	36,778
4.625%, due 1/15/27	60,000	56,681
4.875%, due 2/15/30	35,000	32,025
5.875%, due 2/15/28	38,000	36,860
7.500%, due 3/15/26	17,000	17,556
Allison Transmission, Inc.
3.750%, due 1/30/31	52,000	44,914
5.875%, due 6/1/29	25,000	24,605
Asbury Automotive Group, Inc.
4.625%, due 11/15/29	47,000	41,483
5.000%, due 2/15/32	39,000	34,060
Boyd Gaming Corp.
4.750%, due 12/1/27(a)	43,000	41,318
4.750%, due 6/15/31	45,000	41,410
Caesars Entertainment, Inc.
6.250%, due 7/1/25	125,000	124,687
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, due 7/1/25	25,000	25,004
CDI Escrow Issuer, Inc.
5.750%, due 4/1/30	68,000	66,474
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.375%, due 4/15/27(a)	40,000	38,982
5.500%, due 5/1/25	24,000	24,165
Churchill Downs, Inc.
4.750%, due 1/15/28	25,000	23,700
5.500%, due 4/1/27	25,000	24,897
Clarios Global LP / Clarios US Finance Co.
6.250%, due 5/15/26	38,000	38,234
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, due 1/15/29	22,000	20,515
Ford Motor Co.
3.250%, due 2/12/32	22,000	18,370
4.346%, due 12/8/26	44,000	43,214
5.291%, due 12/8/46	64,000	55,040
7.450%, due 7/16/31	34,000	37,060
Ford Motor Credit Co. LLC
3.625%, due 6/17/31	86,000	72,942
4.000%, due 11/13/30	34,000	30,053
4.063%, due 11/1/24	90,000	88,537
4.271%, due 1/9/27	26,000	24,887
5.113%, due 5/3/29	21,000	20,416
5.125%, due 6/16/25	40,000	39,876
5.584%, due 3/18/24	124,000	125,117
Hilton Domestic Operating Co., Inc.
3.625%, due 2/15/32	77,000	66,413
3.750%, due 5/1/29	26,000	23,595
4.000%, due 5/1/31	43,000	38,599
4.875%, due 1/15/30	44,000	42,735
5.375%, due 5/1/25	25,000	25,000
5.750%, due 5/1/28	25,000	25,146
International Game Technology PLC
4.125%, due 4/15/26	26,000	24,813
5.250%, due 1/15/29	26,000	25,108
6.250%, due 1/15/27	44,000	44,770
6.500%, due 2/15/25	43,000	43,699
Las Vegas Sands Corp.
3.500%, due 8/18/26	148,000	138,343
3.900%, due 8/8/29	22,000	19,657
Lithia Motors, Inc.
4.375%, due 1/15/31	39,000	35,393
MGM Resorts International
5.500%, due 4/15/27	43,000	41,710
6.000%, due 3/15/23	19,000	19,164
6.750%, due 5/1/25	55,000	56,006
Murphy Oil USA, Inc.
4.750%, due 9/15/29	43,000	41,597
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	30,000	27,625
5.875%, due 10/1/28	23,000	22,545
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
7.500%, due 6/1/25	17,000	17,427
Penske Automotive Group, Inc.
3.500%, due 9/1/25	29,000	27,970
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, due 2/15/28	30,000	28,469
Scientific Games International, Inc.
8.625%, due 7/1/25	41,000	42,589
Station Casinos LLC
4.500%, due 2/15/28	50,000	45,362
Tenneco, Inc.
5.125%, due 4/15/29	23,000	22,607
Yum! Brands, Inc.
3.625%, due 3/15/31	29,000	26,244
4.625%, due 1/31/32	29,000	27,562
4.750%, due 1/15/30	72,000	70,013
5.375%, due 4/1/32	45,000	44,438
		2,525,610
Consumer Staples — 4.9%
Central Garden & Pet Co.
4.125%, due 10/15/30(a)	26,000	22,540
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.750%, due 1/15/29	41,000	37,216
Darling Ingredients, Inc.
6.000%, due 6/15/30	33,000	34,130
Edgewell Personal Care Co.
4.125%, due 4/1/29	31,000	27,828
5.500%, due 6/1/28	17,000	16,669
Lamb Weston Holdings, Inc.
4.375%, due 1/31/32	44,000	41,281
4.875%, due 5/15/28	29,000	28,253
Mattel, Inc.
3.375%, due 4/1/26	23,000	21,811
3.750%, due 4/1/29	19,000	17,551
5.875%, due 12/15/27	26,000	26,585
Newell Brands, Inc.
4.450%, due 4/1/26	64,000	63,178
4.875%, due 6/1/25	78,000	78,780
Performance Food Group, Inc.
4.250%, due 8/1/29	41,000	36,433
5.500%, due 10/15/27	36,000	35,475
Pilgrim's Pride Corp.
3.500%, due 3/1/32	43,000	36,308
4.250%, due 4/15/31	50,000	44,813
5.875%, due 9/30/27	35,000	35,000

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Consumer Staples (continued)
Post Holdings, Inc.
4.500%, due 9/15/31	$169,000	$149,988
5.500%, due 12/15/29	48,000	45,372
Spectrum Brands, Inc.
3.875%, due 3/15/31	26,000	21,320
Tempur Sealy International, Inc.
3.875%, due 10/15/31	49,000	39,700
US Foods, Inc.
4.625%, due 6/1/30	27,000	24,739
4.750%, due 2/15/29	39,000	36,404
6.250%, due 4/15/25	23,000	23,431
		944,805
Energy — 11.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, due 3/1/27	44,000	43,792
7.875%, due 5/15/26	71,000	74,314
Antero Resources Corp.
5.375%, due 3/1/30	26,000	25,545
7.625%, due 2/1/29	17,000	17,914
Apache Corp.
4.250%, due 1/15/30(a)	58,000	55,880
5.100%, due 9/1/40	26,000	23,124
Buckeye Partners LP
4.125%, due 3/1/25	42,000	40,530
Cheniere Energy Partners LP
3.250%, due 1/31/32	30,000	26,175
4.000%, due 3/1/31	77,000	71,548
4.500%, due 10/1/29	48,000	46,504
Cheniere Energy, Inc.
4.625%, due 10/15/28	77,000	74,971
Chesapeake Energy Corp.
5.500%, due 2/1/26	25,000	25,062
CNX Resources Corp.
6.000%, due 1/15/29	30,000	29,175
7.250%, due 3/14/27	17,000	17,215
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, due 6/15/31	68,000	64,444
CrownRock LP / CrownRock Finance, Inc.
5.625%, due 10/15/25	32,000	31,953
DCP Midstream Operating LP
5.125%, due 5/15/29	34,000	33,291
5.375%, due 7/15/25	31,000	31,775
DT Midstream, Inc.
4.125%, due 6/15/29	44,000	40,733
4.375%, due 6/15/31	27,000	24,232
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, due 1/30/28	49,000	49,075
EnLink Midstream LLC
5.375%, due 6/1/29	54,000	51,277
Hess Midstream Operations LP
4.250%, due 2/15/30	43,000	38,305
5.125%, due 6/15/28	31,000	30,237
Kinetik Holdings LP
5.875%, due 6/15/30	59,000	59,932
Matador Resources Co.
5.875%, due 9/15/26	59,000	60,032
Murphy Oil Corp.
5.750%, due 8/15/25	17,000	17,043
6.375%, due 7/15/28	43,000	42,921
Occidental Petroleum Corp.
5.550%, due 3/15/26	245,000	251,738
6.200%, due 3/15/40	136,000	139,284
8.000%, due 7/15/25	17,000	18,706
8.875%, due 7/15/30	50,000	59,875
Range Resources Corp.
4.750%, due 2/15/30	56,000	53,480
Southwestern Energy Co.
4.750%, due 2/1/32	21,000	19,583
5.375%, due 2/1/29	60,000	58,650
5.375%, due 3/15/30(a)	61,000	60,020
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000%, due 6/1/31	38,000	34,619
Sunoco LP / Sunoco Finance Corp.
4.500%, due 5/15/29	25,000	22,496
6.000%, due 4/15/27	20,000	19,899
Venture Global Calcasieu Pass LLC
3.875%, due 8/15/29	120,000	110,726
3.875%, due 11/1/33	26,000	22,572
4.125%, due 8/15/31	19,000	17,516
Western Midstream Operating LP
4.300%, due 2/1/30	50,000	46,761
5.300%, due 3/1/48	46,000	40,339
		2,123,263
Financials — 3.1%
Acrisure LLC / Acrisure Finance, Inc.
4.250%, due 2/15/29	35,000	30,947
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.250%, due 10/15/27	29,000	27,030
Block, Inc.
2.750%, due 6/1/26	94,000	87,655
FirstCash, Inc.
4.625%, due 9/1/28	24,000	21,469
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, due 9/15/24	44,000	43,175
LPL Holdings, Inc.
4.000%, due 3/15/29	39,000	36,270
MSCI, Inc.
3.625%, due 9/1/30	19,000	17,347
3.875%, due 2/15/31	60,000	54,607
4.000%, due 11/15/29	102,000	96,107
NFP Corp.
4.875%, due 8/15/28	19,000	17,296
OneMain Finance Corp.
5.625%, due 3/15/23	26,000	26,003
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.625%, due 3/1/29	39,000	33,345
3.875%, due 3/1/31	61,000	50,232
4.000%, due 10/15/33	48,000	38,785
SLM Corp.
4.200%, due 10/29/25	18,000	17,488
		597,756
Health Care — 12.3%
AdaptHealth LLC
5.125%, due 3/1/30	30,000	27,517
Avantor Funding, Inc.
4.625%, due 7/15/28	96,000	92,421
Catalent Pharma Solutions, Inc.
3.125%, due 2/15/29	53,000	46,971
5.000%, due 7/15/27	23,000	23,018

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Health Care (continued)
Centene Corp.
2.450%, due 7/15/28	$42,000	$37,590
2.500%, due 3/1/31	130,000	111,528
2.625%, due 8/1/31	59,000	50,312
3.000%, due 10/15/30	43,000	38,379
3.375%, due 2/15/30	93,000	84,515
4.250%, due 12/15/27	96,000	94,321
4.625%, due 12/15/29	147,000	144,979
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.750%, due 3/1/25	34,000	33,836
Charles River Laboratories International, Inc.
3.750%, due 3/15/29	25,000	23,070
4.250%, due 5/1/28	25,000	24,438
Elanco Animal Health, Inc.
6.400%, due 8/28/28	28,000	28,630
Encompass Health Corp.
4.500%, due 2/1/28	26,000	24,055
4.750%, due 2/1/30	39,000	35,972
Hologic, Inc.
3.250%, due 2/15/29	52,000	47,124
IQVIA, Inc.
5.000%, due 10/15/26	17,000	16,931
5.000%, due 5/15/27	69,000	69,111
Jazz Securities DAC
4.375%, due 1/15/29	68,000	65,474
Legacy LifePoint Health LLC
4.375%, due 2/15/27	23,000	20,413
6.750%, due 4/15/25	43,000	42,103
Medline Borrower LP
3.875%, due 4/1/29	165,000	149,119
Molina Healthcare, Inc.
3.875%, due 11/15/30	26,000	24,019
3.875%, due 5/15/32	26,000	23,888
4.375%, due 6/15/28	43,000	41,388
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
5.125%, due 4/30/31	75,000	70,219
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125%, due 4/30/28	74,000	69,967
Owens & Minor, Inc.
4.500%, due 3/31/29(a)	20,000	17,976
6.625%, due 4/1/30	17,000	17,003
Perrigo Finance Unlimited Co.
4.400%, due 6/15/30	38,000	34,903
Prestige Brands, Inc.
3.750%, due 4/1/31	26,000	22,360
Select Medical Corp.
6.250%, due 8/15/26	70,000	70,091
Service Corp. International
3.375%, due 8/15/30(a)	60,000	53,325
4.625%, due 12/15/27	26,000	25,641
5.125%, due 6/1/29	28,000	28,000
Teleflex, Inc.
4.250%, due 6/1/28	26,000	24,508
4.625%, due 11/15/27	26,000	25,570
Tenet Healthcare Corp.
4.250%, due 6/1/29	44,000	40,920
4.375%, due 1/15/30	43,000	39,944
4.625%, due 7/15/24	29,000	28,978
4.625%, due 9/1/24	58,000	57,367
4.625%, due 6/15/28	44,000	41,520
4.875%, due 1/1/26	60,000	59,094
5.125%, due 11/1/27	129,000	127,065
6.125%, due 6/15/30	43,000	43,435
6.250%, due 2/1/27	44,000	44,513
		2,363,521
Industrials — 10.8%
ADT Security Corp. (The)
4.125%, due 8/1/29	52,000	46,800
American Builders & Contractors Supply Co., Inc.
4.000%, due 1/15/28	25,000	23,397
APX Group, Inc.
6.750%, due 2/15/27	17,000	16,839
Aramark Services, Inc.
5.000%, due 2/1/28(a)	61,000	59,597
6.375%, due 5/1/25	63,000	63,116
Brink's Co. (The)
4.625%, due 10/15/27	34,000	31,114
Builders FirstSource, Inc.
4.250%, due 2/1/32	48,000	41,077
5.000%, due 3/1/30	49,000	45,380
Camelot Finance SA
4.500%, due 11/1/26	26,000	24,872
Century Communities, Inc.
6.750%, due 6/1/27	25,000	25,406
Clarivate Science Holdings Corp.
3.875%, due 7/1/28	25,000	22,750
Gartner, Inc.
3.750%, due 10/1/30	43,000	39,496
4.500%, due 7/1/28	29,000	27,907
Grand Canyon University
4.125%, due 10/1/24	26,000	24,838
H&E Equipment Services, Inc.
3.875%, due 12/15/28	44,000	38,170
Herc Holdings, Inc.
5.500%, due 7/15/27	42,000	42,000
Howmet Aerospace, Inc.
5.125%, due 10/1/24	44,000	44,317
6.875%, due 5/1/25	35,000	36,837
Madison IAQ LLC
4.125%, due 6/30/28	20,000	17,700
Nielsen Finance LLC / Nielsen Finance Co.
4.500%, due 7/15/29	25,000	23,507
4.750%, due 7/15/31	49,000	46,576
5.875%, due 10/1/30	53,000	52,006
Picasso Finance Sub, Inc.
6.125%, due 6/15/25	17,000	17,221
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, due 8/31/27	33,000	30,097
5.250%, due 4/15/24	55,000	54,931
5.750%, due 4/15/26	56,000	56,911
Spirit AeroSystems, Inc.
5.500%, due 1/15/25	31,000	30,880
SRS Distribution, Inc.
4.625%, due 7/1/28	44,000	41,136
Standard Industries, Inc.
3.375%, due 1/15/31	43,000	34,965
4.375%, due 7/15/30	68,000	59,397
4.750%, due 1/15/28	23,000	21,850
Stericycle, Inc.
3.875%, due 1/15/29	38,000	34,745

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Industrials (continued)
Summit Materials LLC / Summit Materials Finance Corp.
5.250%, due 1/15/29	$31,000	$29,185
Taylor Morrison Communities, Inc.
5.875%, due 6/15/27	48,000	49,020
TransDigm, Inc.
6.250%, due 3/15/26	242,000	243,164
Uber Technologies, Inc.
6.250%, due 1/15/28	63,000	61,962
7.500%, due 9/15/27	61,000	61,763
8.000%, due 11/1/26	90,000	91,629
United Rentals North America, Inc.
3.750%, due 1/15/32	56,000	49,225
3.875%, due 2/15/31(a)	29,000	26,463
4.000%, due 7/15/30	44,000	40,480
4.875%, due 1/15/28	60,000	59,900
5.250%, due 1/15/30	26,000	26,285
WESCO Distribution, Inc.
7.125%, due 6/15/25	97,000	100,259
7.250%, due 6/15/28	33,000	34,188
Williams Scotsman International, Inc.
4.625%, due 8/15/28	23,000	21,566
		2,070,924
Information Technology — 4.4%
Black Knight InfoServ LLC
3.625%, due 9/1/28	44,000	40,700
Booz Allen Hamilton, Inc.
4.000%, due 7/1/29	43,000	41,020
Entegris Escrow Corp.
5.950%, due 6/15/30	56,000	55,580
Fair Isaac Corp.
4.000%, due 6/15/28	51,000	47,567
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	44,000	39,170
Imola Merger Corp.
4.750%, due 5/15/29	80,000	74,800
NCR Corp.
5.125%, due 4/15/29	25,000	24,002
5.250%, due 10/1/30	53,000	51,136
5.750%, due 9/1/27	38,000	37,169
NortonLifeLock, Inc.
5.000%, due 4/15/25	31,000	30,877
Presidio Holdings, Inc.
4.875%, due 2/1/27	18,000	17,332
PTC, Inc.
4.000%, due 2/15/28	26,000	24,660
Seagate HDD Cayman
3.125%, due 7/15/29	40,000	33,473
3.375%, due 7/15/31	34,000	27,320
4.125%, due 1/15/31	31,000	27,018
Sensata Technologies BV
4.000%, due 4/15/29	29,000	26,370
Sensata Technologies, Inc.
3.750%, due 2/15/31	31,000	26,935
4.375%, due 2/15/30	26,000	24,133
SS&C Technologies, Inc.
5.500%, due 9/30/27	95,000	93,577
Switch Ltd.
4.125%, due 6/15/29	17,000	17,203
Twilio, Inc.
3.875%, due 3/15/31(a)	44,000	38,978
Xerox Corp.
4.625%, due 3/15/23	17,000	16,954
Xerox Holdings Corp.
5.000%, due 8/15/25	26,000	25,129
		841,103
Materials — 5.2%
Alcoa Nederland Holding BV
4.125%, due 3/31/29	26,000	24,457
5.500%, due 12/15/27	31,000	30,604
6.125%, due 5/15/28	21,000	21,250
Arconic Corp.
6.000%, due 5/15/25	45,000	45,328
6.125%, due 2/15/28	35,000	34,980
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.250%, due 9/1/28	54,000	50,129
4.000%, due 9/1/29	27,000	23,220
Avient Corp.
5.750%, due 5/15/25	44,000	44,238
Axalta Coating Systems LLC
3.375%, due 2/15/29(a)	46,000	40,106
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, due 6/15/27	18,000	17,194
Ball Corp.
2.875%, due 8/15/30	27,000	23,252
3.125%, due 9/15/31	40,000	35,050
4.000%, due 11/15/23	26,000	25,935
4.875%, due 3/15/26	26,000	26,205
5.250%, due 7/1/25	78,000	78,936
Berry Global, Inc.
5.625%, due 7/15/27(a)	23,000	23,211
Cleveland-Cliffs, Inc.
4.625%, due 3/1/29(a)	19,000	17,734
4.875%, due 3/1/31(a)	54,000	50,174
6.750%, due 3/15/26	17,000	17,510
Clydesdale Acquisition Holdings, Inc.
6.625%, due 4/15/29	17,000	17,165
Crown Americas LLC
5.250%, due 4/1/30(a)	27,000	26,933
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, due 2/1/26	35,000	34,733
Novelis Corp.
3.250%, due 11/15/26	44,000	40,945
3.875%, due 8/15/31	26,000	22,230
4.750%, due 1/30/30	60,000	55,502
Olin Corp.
5.000%, due 2/1/30(a)	38,000	35,245
5.625%, due 8/1/29	26,000	24,960
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.000%, due 10/15/27	21,000	18,502
Sealed Air Corp.
4.000%, due 12/1/27	49,000	46,550
Valvoline, Inc.
3.625%, due 6/15/31	44,000	36,488
WR Grace Holdings LLC
4.875%, due 6/15/27	18,000	17,235
		1,006,001
Media — 11.4%
AMC Networks, Inc.
4.250%, due 2/15/29	26,000	22,872
4.750%, due 8/1/25	61,000	58,560

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	$77,000	$66,798
4.500%, due 8/15/30	95,000	84,447
4.500%, due 5/1/32	110,000	95,103
4.500%, due 6/1/33	38,000	32,110
4.750%, due 3/1/30	96,000	87,360
5.000%, due 2/1/28	176,000	169,840
5.375%, due 6/1/29	27,000	25,730
CSC Holdings LLC
3.375%, due 2/15/31	31,000	24,800
4.500%, due 11/15/31	60,000	51,000
5.375%, due 2/1/28	194,000	184,300
5.500%, due 4/15/27	46,000	44,493
Gray Television, Inc.
7.000%, due 5/15/27(a)	17,000	17,106
Lamar Media Corp.
3.625%, due 1/15/31	26,000	22,880
3.750%, due 2/15/28	25,000	23,500
4.000%, due 2/15/30	26,000	23,937
Live Nation Entertainment, Inc.
3.750%, due 1/15/28	89,000	81,414
6.500%, due 5/15/27	17,000	17,446
Match Group Holdings II LLC
3.625%, due 10/1/31	25,000	21,356
4.125%, due 8/1/30	58,000	51,882
News Corp.
3.875%, due 5/15/29	60,000	55,345
Nexstar Media, Inc.
4.750%, due 11/1/28(a)	60,000	55,950
5.625%, due 7/15/27	39,000	39,109
ROBLOX Corp.
3.875%, due 5/1/30(a)	25,000	21,897
Scripps Escrow II, Inc.
3.875%, due 1/15/29	26,000	23,325
Sinclair Television Group, Inc.
4.125%, due 12/1/30	21,000	17,853
Sirius XM Radio, Inc.
3.125%, due 9/1/26	37,000	34,875
3.875%, due 9/1/31	108,000	93,960
4.000%, due 7/15/28	42,000	39,018
4.125%, due 7/1/30	56,000	50,560
5.000%, due 8/1/27	77,000	76,366
5.500%, due 7/1/29	50,000	49,125
TEGNA, Inc.
4.625%, due 3/15/28	77,000	75,208
4.750%, due 3/15/26	40,000	39,719
Twitter, Inc.
5.000%, due 3/1/30	73,000	70,464
Univision Communications, Inc.
4.500%, due 5/1/29	44,000	39,752
5.125%, due 2/15/25	132,000	128,370
WMG Acquisition Corp.
3.000%, due 2/15/31	33,000	28,662
3.875%, due 7/15/30	43,000	39,207
		2,185,699
Real Estate — 3.2%
Iron Mountain, Inc.
4.500%, due 2/15/31	136,000	119,333
4.875%, due 9/15/27	30,000	28,646
4.875%, due 9/15/29	77,000	70,668
5.000%, due 7/15/28	26,000	24,728
5.250%, due 3/15/28	18,000	17,190
iStar, Inc.
4.750%, due 10/1/24	47,000	46,354
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.000%, due 8/15/27	28,000	26,451
RHP Hotel Properties LP / RHP Finance Corp.
4.500%, due 2/15/29	38,000	34,652
4.750%, due 10/15/27	26,000	25,090
RLJ Lodging Trust LP
3.750%, due 7/1/26	26,000	24,389
4.000%, due 9/15/29	30,000	26,587
SBA Communications Corp.
3.125%, due 2/1/29	93,000	81,375
3.875%, due 2/15/27	42,000	40,019
Starwood Property Trust, Inc.
4.750%, due 3/15/25	28,000	27,811
XHR LP
4.875%, due 6/1/29	22,000	19,841
		613,134
Telecommunication Services — 3.9%
Frontier Communications Holdings LLC
5.875%, due 10/15/27	67,000	66,004
Level 3 Financing, Inc.
4.625%, due 9/15/27	21,000	19,195
Lumen Technologies, Inc.
4.000%, due 2/15/27	87,000	80,042
Series Y, 7.500%, due 4/1/24	18,000	18,462
Sprint Capital Corp.
6.875%, due 11/15/28	55,000	61,737
8.750%, due 3/15/32	26,000	33,670
Sprint Corp.
7.125%, due 6/15/24	44,000	46,090
7.625%, due 2/15/25	77,000	82,186
7.625%, due 3/1/26	259,000	282,341
7.875%, due 9/15/23	65,000	67,393
		757,120
Transportation — 2.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, due 4/20/26	158,000	155,391
Delta Air Lines, Inc.
2.900%, due 10/28/24	43,000	40,904
4.375%, due 4/19/28	57,000	53,309
7.375%, due 1/15/26(a)	43,000	45,154
United Airlines, Inc.
4.375%, due 4/15/26	74,000	71,040
4.625%, due 4/15/29	72,000	66,330
		432,128
Utilities — 4.7%
Calpine Corp.
3.750%, due 3/1/31	34,000	30,181
4.500%, due 2/15/28	61,000	59,170
4.625%, due 2/1/29	95,000	85,430
Clearway Energy Operating LLC
3.750%, due 2/15/31	57,000	49,911
4.750%, due 3/15/28	23,000	22,253
FirstEnergy Corp.
2.650%, due 3/1/30	40,000	35,200
Series B, 4.400%, due 7/15/27	80,000	78,376
Series C, 3.400%, due 3/1/50	23,000	17,166
NextEra Energy Operating Partners LP
3.875%, due 10/15/26	25,000	24,695
4.250%, due 7/15/24	34,000	33,686

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2022 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Utilities (continued)
NextEra Energy Operating Partners LP (continued)
4.500%, due 9/15/27	$26,000	$25,696
NRG Energy, Inc.
3.375%, due 2/15/29	26,000	22,425
3.625%, due 2/15/31	42,000	35,179
3.875%, due 2/15/32	43,000	36,753
5.250%, due 6/15/29	28,000	26,250
5.750%, due 1/15/28	26,000	25,055
PG&E Corp.
5.250%, due 7/1/30	56,000	50,260
TerraForm Power Operating LLC
5.000%, due 1/31/28	59,000	56,693
Vistra Operations Co. LLC
4.375%, due 5/1/29	44,000	40,906
5.000%, due 7/31/27	55,000	54,150
5.500%, due 9/1/26	85,000	86,021
		895,456
Total Corporate Bonds
(Cost $18,332,285)		17,356,520

Foreign Bonds — 7.4%

Consumer Discretionary — 1.4%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.500%, due 2/15/29	43,000	39,172
3.875%, due 1/15/28	49,000	45,316
4.000%, due 10/15/30	124,000	107,880
4.375%, due 1/15/28	18,000	16,683
5.750%, due 4/15/25(a)	23,000	23,287
ZF North America Capital, Inc., (Germany)
4.750%, due 4/29/25	33,000	31,412
		263,750
Energy — 0.7%
MEG Energy Corp., (Canada)
5.875%, due 2/1/29	61,000	57,950
Methanex Corp., (Canada)
5.125%, due 10/15/27	46,000	42,550
Parkland Corp., (Canada)
5.875%, due 7/15/27	34,000	33,150
		133,650
Industrials — 1.6%
GFL Environmental, Inc., (Canada)
3.500%, due 9/1/28	26,000	23,530
3.750%, due 8/1/25	32,000	31,060
4.000%, due 8/1/28(a)	52,000	46,913
4.750%, due 6/15/29	48,000	44,157
5.125%, due 12/15/26	41,000	41,267
Rolls-Royce PLC, (United Kingdom)
3.625%, due 10/14/25	53,000	49,988
TK Elevator US Newco, Inc., (Germany)
5.250%, due 7/15/27	78,000	74,880
		311,795
Information Technology — 0.7%
Open Text Corp., (Canada)
3.875%, due 2/15/28	25,000	22,999
Open Text Holdings, Inc., (Canada)
4.125%, due 2/15/30	115,000	106,283
		129,282
Materials — 1.1%
FMG Resources August 2006 Pty Ltd., (Australia)
4.375%, due 4/1/31	87,000	75,526
5.875%, due 4/15/30	45,000	42,926
Mercer International, Inc., (Canada)
5.125%, due 2/1/29	36,000	33,705
NOVA Chemicals Corp., (Canada)
4.875%, due 6/1/24	44,000	43,092
Trivium Packaging Finance BV, (Netherlands)
5.500%, due 8/15/26	27,000	26,595
		221,844
Media — 0.4%
UPC Broadband Finco BV, (Netherlands)
4.875%, due 7/15/31	59,000	52,165
Videotron Ltd., (Canada)
3.625%, due 6/15/29(a)	25,000	21,813
		73,978
Telecommunication Services — 1.4%
Virgin Media Secured Finance PLC, (United Kingdom)
4.500%, due 8/15/30	39,000	35,100
Vmed O2 UK Financing I PLC, (United Kingdom)
4.250%, due 1/31/31	157,000	137,515
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	100,000	89,181
		261,796
Transportation — 0.1%
Air Canada, (Canada)
3.875%, due 8/15/26	30,000	27,600

Total Foreign Bonds
(Cost $1,489,021)		1,423,695

Short-Term Investments — 5.3%

Money Market Funds — 5.3%	Shares
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.50%(b)	316,122	316,122
Dreyfus Government Cash Management Fund, Institutional Shares, 2.11%(b)(c)	698,278	698,278
Total Short-Term Investments
(Cost $1,014,400)		1,014,400

Total Investments — 103.1%
(Cost $20,835,706)		19,794,615
Other Assets and Liabilities, Net — (3.1)%		(585,566)
Net Assets — 100.0%		$19,209,049

(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $820,084; total market value of collateral held by the Fund was $846,728. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $148,450.
(b)	Reflects the 1-day yield at July 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ S&P High Yield Low Volatility Bond ETF (continued)

July 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Corporate Bonds	$–	$17,356,520	$–	$17,356,520
Foreign Bonds	–	1,423,695	–	1,423,695
Short-Term Investments:
Money Market Funds	1,014,400	–	–	1,014,400
Total Investments in Securities	$1,014,400	$18,780,215	$–	$19,794,615

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended July 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.